BALANCE SHEETS (USD $)	May 31, 2014	Aug. 31, 2013	Aug. 31, 2012
CURRENT ASSETS
Cash & cash equivalents	$ 707,617	$ 2,374,017	$ 6,517,935
Prepaid expenses and other current assets	102,156	61,828	74,149
Total current assets	809,773	2,435,845	6,592,084
Property and equipment, net	93,429	148,217	250,909
Mineral properties	1,718,286	1,718,286	343,434
Deposits	61,359	111,250	102,840
TOTAL ASSETS	2,682,847	4,413,598	7,289,267
CURRENT LIABILITIES
Accounts payable and accrued liabilities	35,218	228,834	478,430
Current portion of note payable	30,458	29,007
Total current liabilities	65,676	257,841	478,430
Note payable - net of current portion and discount	260,387	290,845
Total liabilities	326,063	548,686	478,430
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred stock, par value $0.001; 10,000,000 shares authorized, no shares issued and outstanding as of May 31, 2014, August 31, 2013 and August 31, 2012
Common stock, par value $0.01; 100,000,000 shares authorized, 37,036,916, 37,036,916 and 36,550,009 shares issued and outstanding as of May 31, 2014, August 31, 2013 and August 31, 2012, respectively	370,370	370,370	365,501
Additional paid-in capital	30,721,205	30,001,752	29,262,684
Accumulated deficit	(28,734,791)	(26,507,210)	(22,817,348)
Total shareholders' equity	2,356,784	3,864,912	6,810,837
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,682,847	$ 4,413,598	$ 7,289,267